LOANS PAYABLE (Details Narrative) - USD ($)					1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 12, 2024	Jul. 11, 2024	Feb. 13, 2024	Aug. 07, 2023	Sep. 19, 2024	Aug. 16, 2023	Oct. 19, 2022	Apr. 30, 2022	Apr. 27, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 06, 2023	Dec. 08, 2022	Aug. 31, 2022
Exercise price per shares																$ 1.00
Value of warrants														$ 96,000	$ 0
Description of promissory notes				The amendment extends each of the maturity dates of August 17, 2023, and August 30, 2023 respectively, by 180 days. In return, the company has agreed to give $50,000 in either stock or cash at its discretion within ninety days of signing the amendment
Promissory note issued			$ 1,111,111									$ 1,111,111		1,111,111
Issuance cost													$ 50,000	50,000	0
Original issue discount			$ 1,305,556									1,305,556		1,305,556
Unamortised debt issuance cost and debt discount										$ 0		0		(177,072)	(1,473,351)
Unamortised debt issuance cost and debt discount														600,000
Gain on extinguishment of debt										(9,101,126)	$ 0	$ (8,521,149)	0	0	1,205,195
Description of anniversary fees												one-year anniversary of the issuance date of 1.25% of the outstanding advance balance depending on the stock price. The accrued anniversary fees are payable on the date the buyout fee becomes due and payable. The Company records an expense for the 1.25% cash fee ratably over the 12 months
Cost of factoring included in interest expense										104,933	$ 622,883	$ 623,254	1,784,252	2,150,541	965,323
Cost of factoring included in interest expense														21,441	179,303
Warrant exercise price																	$ 15.00
Debt discount												177,072	$ 1,212,006	1,346,280	499,031
Warrants One [Member]
Warrant exercise price							$ 30.00											$ 30.00
Warrant repurchase amount							$ 703,125
Debt discount							$ 103,125
Factoring Arrangement [Member]
Term Loan Outstanding Balance														0	545,216
Loan payable														0	281,277
Cost of factoring included in interest expense														6,318	263,939
CSNK Working Capital Finance Corp [Member]
Description of prime rates									prime rate plus 3.25% due on the first day of each month. We are also charged a factoring fee of 0.575% of the gross face value of any trade accounts receivables for the first 30 days from when the trade accounts receivable is purchased and 0.30% for each fifteen days afterward until the purchased receivable is paid in full or repurchased
Description of factoring arrangement									the Company paid the Buyer a facility fee upon entering into the Factoring Agreement (the “Facility Fee”) in the amount of one half of one percent (0.50%) of the maximum credit, $15,000. An additional Facility Fee is charged for increases to the maximum credit, but only for the incremental increase
Description of reserve funds									advances of up to 85% of the amount of eligible trade accounts receivable. Advances outstanding shall not exceed the lesser of $3,000,000 or an amount equal to the sum of all undisputed purchased trade accounts receivable multiplied by 85%, less any reserved funds
Loan And Security Agreement [Member]
Outstanding balance of promissory note										0		0		1,577,984	1,377,370
Unamortised debt issuance cost and debt discount										0		0		164,016	622,630
Promissory notes payable										1,198,617		$ 1,198,617		$ 5,808,705	6,153,272
Interest Rate							12.75%
Forgiven Principal Amount							$ 2,250,000
Forgiven amount first call							2,000,000
Forgiven amount second call							250,000
Lender fee							45,600
Loan agreement amount due							$ 40,000
Issue of warrants to purchase							47,103
Warrant exercisable							5,580
Warrant exercise price							$ 30.00
Issue of warrants							41,520
Warrant repurchase amount							$ 703,125
August 16 2023 [Member]
Exercise price per shares						$ 0.01
Value of warrants						$ 600,000
Cash payment						$ 600,000
August 17, 2022 [Member]
Maturity Date Of Debt												Aug. 17, 2023		Aug. 17, 2023
Interest Rate												6.00%		6.00%
Unamortized debt issuance costs										0		$ 0		$ 13,056	384,280
Debt issuance costs recorded within accrued expenses												50,000		50,000
Unamortized debt discounts										296,082		296,082		1,421,864	726,831
Promissory note issued														1,111,111
Proceeds from promissory note												960,000		960,000
Issuance cost												40,000		40,000
Original issue discount												111,111		111,111
Warrants granted value												$ 463,737		$ 463,737
Warrants to purchase												46,296
August 30, 2022 [Member]
Maturity Date Of Debt												Aug. 30, 2023		Aug. 30, 2023
Interest Rate												6.00%		6.00%
Outstanding balance of promissory note														$ 1,194,445	839,115
Promissory note issued														1,305,556
Proceeds from promissory note												$ 1,175,000		1,175,000
Original issue discount												$ 130,556		$ 130,556
Warrants granted												54,398		54,398
Warrants granted value												$ 569,106		$ 569,106
Unamortised debt issuance cost and debt discount														0	466,441
February 2023 [Member]
Outstanding balance of promissory note										1,198,617		1,198,617		1,198,617	1,292,360
Gain on extinguishment of debt										879,725
May 6, 2021 [Member] | Paycheck Protection Program [Member]
Proceeds From An Institutional Investor														$ 250,000
Maturity Date Of Debt														May 06, 2023
Interest Rate														12.00%
July 7, 2021 [Member] | Parrut acquisition agreement dated [Member]
Proceeds From An Institutional Investor												$ 1,750,000		$ 1,750,000
Maturity Date Of Debt												Jul. 01, 2023		Jul. 01, 2023
Interest Rate												6.00%		6.00%
Monthly Payments										77,561		$ 77,561			77,561
Outstanding balance of promissory note														$ 238,723	444,245
Repayment of Montage note												1,071,522
August 27, 2021 [Member] | Novo Group acquisition [Member]
Proceeds From An Institutional Investor												$ 3,000,000		$ 3,000,000
Maturity Date Of Debt								Nov. 01, 2023				Feb. 01, 2024		Feb. 01, 2024
Interest Rate												6.00%		6.00%
Monthly Payments First 12 Months										85,000		$ 85,000			85,000
Monthly Payments For Months 13 Through 24										110,000		110,000			110,000
Monthly Payments For Months 25 Through 29										155,000		155,000			155,000
Monthly Payments For Months 30										152,357		152,357			$ 152,357
Principal Balance Reduced, Amount								$ 600,000
Promissory Notes Payable | On March 27, 2024 [Member]
Outstanding balance of promissory note										0		0		$ 238,723
Accrued interest, and penalties												$ 258,714
Accrued interest, and penalties amount conversion into common stock												168,414
Loss on extinguishment of debt										8,224,042		$ 14,959
Promissory Notes Payable | February 9, 2024 [Member]
Outstanding balance of promissory note	$ 705,738	$ 296,082			$ 670,448					523,380		$ 523,380
Number of warrants from calvary												104,274
Gain on extinguishment of debt										$ 8,224,042		$ 14,959
Purchase price					$ 720,000
Debt cancelled amount												$ 289,882
Exchange number of common stock	3,524,634	1,833,935			720,000					286,001		286,001
Accrued interest, and penalties	$ 164,616	$ 19,169			$ 69,827
Promissory Notes Payable | February 9, 2024 One [Member]
Debt cancelled amount												$ 302,175
Purchase number of warrants												108,912
Promissory Notes Payable | On February 12, 2024 [Member]
Debt discount												$ 224,332
Promissory Notes Payable | Aug 17, 2022 [Member]
Outstanding balance of promissory note										$ 705,738		705,738		1,194,445
Unamortised debt issuance cost and debt discount										$ 0		0		$ 0
Gain on extinguishment of debt												$ 594,936